Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	American Funds Target Date Retirement Series
Central Index Key	dei_EntityCentralIndexKey	0001380175
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 1, 2013
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAMTX
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAMTX
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBMTX
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCMTX
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDJTX
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REKTX
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFKTX
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AALTX
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAITX
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBITX
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCITX
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDITX
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REITX
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFITX
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAHTX
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAHTX
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBHTX
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCHTX
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDHTX
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REHTX
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFHTX
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAGTX
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAKTX
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBKTX
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCKTX
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDGTX
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REGTX
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFGTX
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAFTX
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAFTX
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBFTX
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCFTX
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDFTX
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REFTX
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFFTX
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAETX
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAETX
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBETX
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCETX
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDETX
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REETX
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFETX
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADTX
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RADTX
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBDTX
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCDTX
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDDTX
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REDTX
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFDTX
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AACTX
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RACTX
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBCTX
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCCTX
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDCTX
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RECTX
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RRCTX
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AABTX
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAJTX
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBJTX
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCJTX
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDBTX
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REJTX
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFJTX
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAATX
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAATX
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBATX
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCATX
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDATX
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REATX
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFTTX

American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R)
American Funds 2055 Target Date Retirement Fund��
Investment objectives
Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds 2055 Target Date Retirement Fund(R) (USD $)	Class A		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds 2055 Target Date Retirement Fund(R)		Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.19%	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses		0.27%	0.29%	0.44%	0.33%	0.25%	0.19%	0.17%
Acquired (underlying) fund fees and expenses		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Total annual fund operating expenses		0.97%	1.80%	1.70%	1.34%	1.01%	0.70%	0.68%
Fee waiver and/or expense reimbursement	[1]	0.18%	0.20%	0.18%	0.19%	0.20%	0.18%	0.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.79%	1.60%	1.52%	1.15%	0.81%	0.52%	0.48%
[1]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2013. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds 2055 Target Date Retirement Fund(R) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	651	849	1,064	1,681
Class R-1	163	547	956	2,100
Class R-2	155	518	906	1,994
Class R-3	117	406	716	1,596
Class R-4	83	302	538	1,218
Class R-5	53	206	372	854
Class R-6	49	197	359	828

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                    Current investment approach

Growth funds                      40%   40%   40%   40%    40%    40%   35%   20%
Growth-and-income funds           45%   45%   45%   45%    40%    35%   35%   35%
Equity-income and balanced funds  10%   10%   10%   10%    15%    20%   20%   20%
Bond funds                         5%    5%    5%    5%     5%     5%   10%   25%

Years to retirement               45     40   35    30     25     20    15    10

Growth funds                      15%    5%    0%    0%     0%     0%    0%    0%
Growth-and-income funds           30%   25%   25%   20%    15%    10%    5%    0%
Equity-income and balanced funds  20%   25%   30%   30%    35%    35%   35%   40%
Bond funds                        35%   45%   45%   50%    50%    55%   60%   60%

Years to retirement                5   Retire  5    10     15     20    25    30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.
In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting
americanfunds.com.
The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this time period were:

Highest  8.07% (quarter ended December 31, 2011)
Lowest  -14.26% (quarter ended September 30, 2011)

The fund's total return for the nine months ended September 30, 2012, was
13.71%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds 2055 Target Date Retirement Fund(R)	Label	1 Year	Since Inception	Inception Date
Class A	Share class A	(8.19%)	3.15%	Feb 1, 2010
Class R-1	Share class R-1	(3.37%)	5.58%	Feb 1, 2010
Class R-2	Share class R-2	(3.33%)	5.61%	Feb 1, 2010
Class R-3	Share class R-3	(3.05%)	5.99%	Feb 1, 2010
Class R-4	Share class R-4	(2.71%)	6.34%	Feb 1, 2010
Class R-5	Share class R-5	(2.33%)	6.69%	Feb 1, 2010
Class R-6	Share class R-6	(2.29%)	6.73%	Feb 1, 2010
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	10.07%	Feb 1, 2010
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(13.71%)	0.29%	Feb 1, 2010
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84%	6.77%	Feb 1, 2010

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2055 Target Date Retirement Fund��
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks
		to balance total return and stability over time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's
		statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate
		was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and
		that the fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                    Current investment approach

Growth funds                      40%   40%   40%   40%    40%    40%   35%   20%
Growth-and-income funds           45%   45%   45%   45%    40%    35%   35%   35%
Equity-income and balanced funds  10%   10%   10%   10%    15%    20%   20%   20%
Bond funds                         5%    5%    5%    5%     5%     5%   10%   25%

Years to retirement               45     40   35    30     25     20    15    10

Growth funds                      15%    5%    0%    0%     0%     0%    0%    0%
Growth-and-income funds           30%   25%   25%   20%    15%    10%    5%    0%
Equity-income and balanced funds  20%   25%   30%   30%    35%    35%   35%   40%
Bond funds                        35%   45%   45%   50%    50%    55%   60%   60%

Years to retirement                5   Retire  5    10     15     20    25    30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment
		adviser believes could benefit shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.
In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund
		fits into your overall investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting
		americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for various periods compare with different broad
		measures of market results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:

Highest  8.07% (quarter ended December 31, 2011)
Lowest  -14.26% (quarter ended September 30, 2011)

The fund's total return for the nine months ended September 30, 2012, was
		13.71%.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | MSCI All Country World ex USA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Barclays U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	651
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,681
Annual Return 2011	rr_AnnualReturn2011	(2.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.26%)
Label	rr_AverageAnnualReturnLabel	Share class A
1 Year	rr_AverageAnnualReturnYear01	(8.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	956
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,100
Label	rr_AverageAnnualReturnLabel	Share class R-1
1 Year	rr_AverageAnnualReturnYear01	(3.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	518
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	906
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,994
Label	rr_AverageAnnualReturnLabel	Share class R-2
1 Year	rr_AverageAnnualReturnYear01	(3.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	716
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,596
Label	rr_AverageAnnualReturnLabel	Share class R-3
1 Year	rr_AverageAnnualReturnYear01	(3.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	302
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,218
Label	rr_AverageAnnualReturnLabel	Share class R-4
1 Year	rr_AverageAnnualReturnYear01	(2.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	372
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	854
Label	rr_AverageAnnualReturnLabel	Share class R-5
1 Year	rr_AverageAnnualReturnYear01	(2.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
American Funds 2055 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	828
Label	rr_AverageAnnualReturnLabel	Share class R-6
1 Year	rr_AverageAnnualReturnYear01	(2.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2013. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R)
American Funds 2050 Target Date Retirement Fund��
Investment objectives
Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds 2050 Target Date Retirement Fund(R) (USD $)	Class A		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds 2050 Target Date Retirement Fund(R)		Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.22%	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses		0.16%	0.16%	0.34%	0.21%	0.13%	0.09%	0.04%
Acquired (underlying) fund fees and expenses		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Total annual fund operating expenses		0.89%	1.67%	1.60%	1.22%	0.89%	0.60%	0.55%
Fee waiver	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.79%	1.57%	1.50%	1.12%	0.79%	0.50%	0.45%
[1]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds 2050 Target Date Retirement Fund(R) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	651	833	1,030	1,599
Class R-1	160	517	898	1,968
Class R-2	153	495	861	1,892
Class R-3	114	377	661	1,468
Class R-4	81	274	483	1,087
Class R-5	51	182	325	740
Class R-6	46	166	297	680

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                     Current investment approach

Growth funds                     40%   40%   40%   40%    40%   35%   20%   15%   5%   0%   0%   0%   0%   0%   0%
Growt-and-income funds           45%   45%   45%   40%    35%   35%   35%   30%  25%  25%  20%  15%  10%   5%   0%
Equity-income and balanced funds 10%   10%   10%   15%    20%   20%   20%   20%  25%  30%  30%  35%  35%  35%  40%
Bond funds                        5%    5%    5%    5%     5%   10%   25%   35%  45%  45%  50%  50%  55%  60%  60%

Years to retirement              40    35    30    25     20    15    10     5  Retire 5   10   15   20   25   30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this time period were:

Highest   16.86% (quarter ended June 30, 2009)
Lowest   -19.54% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
13.68%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds 2050 Target Date Retirement Fund(R)	Label	1 Year	Since Inception	Inception Date
Class A	Share class A	(8.18%)	(0.92%)	Feb 1, 2007
Class R-1	Share class R-1	(3.37%)	(0.49%)	Feb 1, 2007
Class R-2	Share class R-2	(3.31%)	(0.48%)	Feb 1, 2007
Class R-3	Share class R-3	(3.02%)	(0.08%)	Feb 1, 2007
Class R-4	Share class R-4	(2.70%)	0.26%	Feb 1, 2007
Class R-5	Share class R-5	(2.42%)	0.55%	Feb 1, 2007
Class R-6	Share class R-6	(2.28%)	13.47%	Jul 13, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	(0.67%)	Feb 1, 2007
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(13.71%)	(3.30%)	Feb 1, 2007
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84%	6.63%	Feb 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2050 Target Date Retirement Fund��
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks
		to balance total return and stability over time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's
		statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the
		fund's portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that
		the fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                     Current investment approach

Growth funds                     40%   40%   40%   40%    40%   35%   20%   15%   5%   0%   0%   0%   0%   0%   0%
Growt-and-income funds           45%   45%   45%   40%    35%   35%   35%   30%  25%  25%  20%  15%  10%   5%   0%
Equity-income and balanced funds 10%   10%   10%   15%    20%   20%   20%   20%  25%  30%  30%  35%  35%  35%  40%
Bond funds                        5%    5%    5%    5%     5%   10%   25%   35%  45%  45%  50%  50%  55%  60%  60%

Years to retirement              40    35    30    25     20    15    10     5  Retire 5   10   15   20   25   30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment
		adviser believes could benefit shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund
		fits into your overall investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's
		investment results can be obtained by visiting americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market
		results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:

Highest   16.86% (quarter ended June 30, 2009)
Lowest   -19.54% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
		13.68%.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | MSCI All Country World ex USA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Barclays U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	651
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	833
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,030
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,599
Annual Return 2008	rr_AnnualReturn2008	(35.62%)
Annual Return 2009	rr_AnnualReturn2009	31.56%
Annual Return 2010	rr_AnnualReturn2010	12.62%
Annual Return 2011	rr_AnnualReturn2011	(2.59%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.54%)
Label	rr_AverageAnnualReturnLabel	Share class A
1 Year	rr_AverageAnnualReturnYear01	(8.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	898
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,968
Label	rr_AverageAnnualReturnLabel	Share class R-1
1 Year	rr_AverageAnnualReturnYear01	(3.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	495
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,892
Label	rr_AverageAnnualReturnLabel	Share class R-2
1 Year	rr_AverageAnnualReturnYear01	(3.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	661
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,468
Label	rr_AverageAnnualReturnLabel	Share class R-3
1 Year	rr_AverageAnnualReturnYear01	(3.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,087
Label	rr_AverageAnnualReturnLabel	Share class R-4
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	325
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	740
Label	rr_AverageAnnualReturnLabel	Share class R-5
1 Year	rr_AverageAnnualReturnYear01	(2.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2050 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	166
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	680
Label	rr_AverageAnnualReturnLabel	Share class R-6
1 Year	rr_AverageAnnualReturnYear01	(2.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R)
American Funds 2045 Target Date Retirement Fund��
Investment objectives
Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds 2045 Target Date Retirement Fund(R) (USD $)	Class A		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds 2045 Target Date Retirement Fund(R)		Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.22%	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses		0.16%	0.16%	0.33%	0.21%	0.13%	0.08%	0.04%
Acquired (underlying) fund fees and expenses		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Total annual fund operating expenses		0.89%	1.67%	1.59%	1.22%	0.89%	0.59%	0.55%
Fee waiver	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.79%	1.57%	1.49%	1.12%	0.79%	0.49%	0.45%
[1]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds 2045 Target Date Retirement Fund(R) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	651	833	1,030	1,599
Class R-1	160	517	898	1,968
Class R-2	152	492	856	1,881
Class R-3	114	377	661	1,468
Class R-4	81	274	483	1,087
Class R-5	50	179	319	728
Class R-6	46	166	297	680

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                     Current investment approach

Growth funds                       40%   40%    40%   40%    35%    20%   15%   5%   0%    0%    0%     0%     0%     0%
Growth-and-income funds            45%   45%    40%   35%    35%    35%   30%  25%  25%   20%   15%    10%     5%     0%
Equity-income and balanced funds   10%   10%    15%   20%    20%    20%   20%  25%  30%   30%   35%    35%    35%    40%
Bond funds                          5%    5%     5%    5%    10%    25%   35%  45%  45%   50%   50%    55%    60%    60%

Years to retirement                35    30     25     20    15     10     5  Retire 5    10    15     20     25     30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this time period were:

Highest   16.86% (quarter ended June 30, 2009)
Lowest   -19.49% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
13.65%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds 2045 Target Date Retirement Fund(R)	Label	1 Year	Since Inception	Inception Date
Class A	Share class A	(8.27%)	(0.93%)	Feb 1, 2007
Class R-1	Share class R-1	(3.40%)	(0.48%)	Feb 1, 2007
Class R-2	Share class R-2	(3.36%)	(0.47%)	Feb 1, 2007
Class R-3	Share class R-3	(3.01%)	(0.07%)	Feb 1, 2007
Class R-4	Share class R-4	(2.58%)	0.27%	Feb 1, 2007
Class R-5	Share class R-5	(2.31%)	0.56%	Feb 1, 2007
Class R-6	Share class R-6	(2.29%)	13.46%	Jul 13, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	(0.67%)	Feb 1, 2007
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(13.71%)	(3.30%)	Feb 1, 2007
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84%	6.63%	Feb 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2045 Target Date Retirement Fund��
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks
		to balance total return and stability over time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's
		statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate
		was 3% of the average value of its portfolio.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that
		the fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                     Current investment approach

Growth funds                       40%   40%    40%   40%    35%    20%   15%   5%   0%    0%    0%     0%     0%     0%
Growth-and-income funds            45%   45%    40%   35%    35%    35%   30%  25%  25%   20%   15%    10%     5%     0%
Equity-income and balanced funds   10%   10%    15%   20%    20%    20%   20%  25%  30%   30%   35%    35%    35%    40%
Bond funds                          5%    5%     5%    5%    10%    25%   35%  45%  45%   50%   50%    55%    60%    60%

Years to retirement                35    30     25     20    15     10     5  Retire 5    10    15     20     25     30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment
		adviser believes could benefit shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund
		fits into your overall investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's
		investment results can be obtained by visiting americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market
		results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:

Highest   16.86% (quarter ended June 30, 2009)
Lowest   -19.49% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
		13.65%.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | MSCI All Country World ex USA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Barclays U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	651
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	833
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,030
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,599
Annual Return 2008	rr_AnnualReturn2008	(35.56%)
Annual Return 2009	rr_AnnualReturn2009	31.55%
Annual Return 2010	rr_AnnualReturn2010	12.67%
Annual Return 2011	rr_AnnualReturn2011	(2.70%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.49%)
Label	rr_AverageAnnualReturnLabel	Share class A
1 Year	rr_AverageAnnualReturnYear01	(8.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	898
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,968
Label	rr_AverageAnnualReturnLabel	Share class R-1
1 Year	rr_AverageAnnualReturnYear01	(3.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,881
Label	rr_AverageAnnualReturnLabel	Share class R-2
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	661
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,468
Label	rr_AverageAnnualReturnLabel	Share class R-3
1 Year	rr_AverageAnnualReturnYear01	(3.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,087
Label	rr_AverageAnnualReturnLabel	Share class R-4
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	728
Label	rr_AverageAnnualReturnLabel	Share class R-5
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2045 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	166
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	680
Label	rr_AverageAnnualReturnLabel	Share class R-6
1 Year	rr_AverageAnnualReturnYear01	(2.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R)
American Funds 2040 Target Date Retirement Fund��
Investment objectives
Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds 2040 Target Date Retirement Fund(R) (USD $)	Class A		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds 2040 Target Date Retirement Fund(R)		Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.21%	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses		0.16%	0.15%	0.32%	0.20%	0.12%	0.08%	0.03%
Acquired (underlying) fund fees and expenses		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Total annual fund operating expenses		0.88%	1.66%	1.58%	1.21%	0.88%	0.59%	0.54%
Fee waiver	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.78%	1.56%	1.48%	1.11%	0.78%	0.49%	0.44%
[1]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds 2040 Target Date Retirement Fund(R) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	650	830	1,025	1,588
Class R-1	159	514	893	1,957
Class R-2	151	489	851	1,870
Class R-3	113	374	655	1,457
Class R-4	80	271	478	1,075
Class R-5	50	179	319	728
Class R-6	45	163	292	667

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 2% of the average value of its portfolio.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                      Current investment approach

Growth funds                        40%    40%    40%    35%    20%    15%    5%    0%    0%    0%    0%    0%     0%
Growth-and-income funds             45%    40%    35%    35%    35%    30%   25%   25%   20%   15%   10%    5%     0%
Equity-income and balanced funds    10%    15%    20%    20%    20%    20%   25%   30%   30%   35%   35%   35%    40%
Bond funds                           5%     5%     5%    10%    25%    35%   45%   45%   50%   50%   55%   60%    60%

Years to retirement                 30     25     20     15     10      5   Retire  5    10    15    20    25     30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this time period were:

Highest  16.94% (quarter ended June 30, 2009)
Lowest   -19.47% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
-13.63%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds 2040 Target Date Retirement Fund(R)	Label	1 Year	Since Inception	Inception Date
Class A	Share class A	(8.16%)	(0.91%)	Feb 1, 2007
Class R-1	Share class R-1	(3.40%)	(0.47%)	Feb 1, 2007
Class R-2	Share class R-2	(3.28%)	(0.46%)	Feb 1, 2007
Class R-3	Share class R-3	(2.91%)	(0.06%)	Feb 1, 2007
Class R-4	Share class R-4	(2.70%)	0.26%	Feb 1, 2007
Class R-5	Share class R-5	(2.31%)	0.58%	Feb 1, 2007
Class R-6	Share class R-6	(2.28%)	10.06%	Jul 27, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	(0.67%)	Feb 1, 2007
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(13.71%)	(3.30%)	Feb 1, 2007
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84%	6.63%	Feb 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2040 Target Date Retirement Fund��
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks
		to balance total return and stability over time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's
		statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year,
		the fund's portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that
		the fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                      Current investment approach

Growth funds                        40%    40%    40%    35%    20%    15%    5%    0%    0%    0%    0%    0%     0%
Growth-and-income funds             45%    40%    35%    35%    35%    30%   25%   25%   20%   15%   10%    5%     0%
Equity-income and balanced funds    10%    15%    20%    20%    20%    20%   25%   30%   30%   35%   35%   35%    40%
Bond funds                           5%     5%     5%    10%    25%    35%   45%   45%   50%   50%   55%   60%    60%

Years to retirement                 30     25     20     15     10      5   Retire  5    10    15    20    25     30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment
		adviser believes could benefit shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund
		fits into your overall investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's
		investment results can be obtained by visiting americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market
		results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:

Highest  16.94% (quarter ended June 30, 2009)
Lowest   -19.47% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
		-13.63%.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | MSCI All Country World ex USA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Barclays U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	650
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	830
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,025
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,588
Annual Return 2008	rr_AnnualReturn2008	(35.62%)
Annual Return 2009	rr_AnnualReturn2009	31.63%
Annual Return 2010	rr_AnnualReturn2010	12.58%
Annual Return 2011	rr_AnnualReturn2011	(2.59%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.47%)
Label	rr_AverageAnnualReturnLabel	Share class A
1 Year	rr_AverageAnnualReturnYear01	(8.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.56%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	893
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,957
Label	rr_AverageAnnualReturnLabel	Share class R-1
1 Year	rr_AverageAnnualReturnYear01	(3.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	851
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,870
Label	rr_AverageAnnualReturnLabel	Share class R-2
1 Year	rr_AverageAnnualReturnYear01	(3.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.11%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	655
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,457
Label	rr_AverageAnnualReturnLabel	Share class R-3
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	478
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,075
Label	rr_AverageAnnualReturnLabel	Share class R-4
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	728
Label	rr_AverageAnnualReturnLabel	Share class R-5
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2040 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	667
Label	rr_AverageAnnualReturnLabel	Share class R-6
1 Year	rr_AverageAnnualReturnYear01	(2.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 27, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R)
American Funds 2035 Target Date Retirement Fund��
Investment objectives
Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds 2035 Target Date Retirement Fund(R) (USD $)	Class A		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds 2035 Target Date Retirement Fund(R)		Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.22%	0.99%	0.75%	0.50%	0.25%	none	none
Other expenses		0.15%	0.16%	0.32%	0.20%	0.12%	0.07%	0.03%
Acquired (underlying) fund fees and expenses		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Total annual fund operating expenses Fee waiver		0.87%	1.65%	1.57%	1.20%	0.87%	0.57%	0.53%
Fee waiver	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.77%	1.55%	1.47%	1.10%	0.77%	0.47%	0.43%
[1]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds 2035 Target Date Retirement Fund(R) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	649	827	1,020	1,577
Class R-1	158	511	888	1,946
Class R-2	150	486	846	1,859
Class R-3	112	371	650	1,446
Class R-4	79	268	472	1,063
Class R-5	48	173	308	704
Class R-6	44	160	286	655

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                     Current investment approach

Growth funds                       40%    40%    35%    20%    15%    5%    0%    0%    0%     0%    0%    0%
Growth-and-income funds            40%    35%    35%    35%    30%   25%   25%   20%   15%    10%    5%    0%
Equity-income and balanced funds   15%    20%    20%    20%    20%   25%   30%   30%   35%    35%   35%   40%
Bond funds                          5%     5%    10%    25%    35%   45%   45%   50%   50%    55%   60%   60%

Years to retirement                25     20     15     10      5   Retire  5    10    15     20    25    30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the
United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total return for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  16.77%(quarter ended June 30, 2009)
Lowest  -19.45%(quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was 13.48%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds 2035 Target Date Retirement Fund(R)	Label	1 Year	Since Inception	Inception Date
Class A	Share class A	(7.97%)	(0.88%)	Feb 1, 2007
Class R-1	Share class R-1	(3.14%)	(0.45%)	Feb 1, 2007
Class R-2	Share class R-2	(3.13%)	(0.44%)	Feb 1, 2007
Class R-3	Share class R-3	(2.76%)	(0.04%)	Feb 1, 2007
Class R-4	Share class R-4	(2.45%)	0.29%	Feb 1, 2007
Class R-5	Share class R-5	(2.16%)	0.59%	Feb 1, 2007
Class R-6	Share class R-6	(2.13%)	13.47%	Jul 13, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	(0.67%)	Feb 1, 2007
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(13.71%)	(3.30%)	Feb 1, 2007
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84%	6.63%	Feb 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2035 Target Date Retirement Fund��
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way,
		the fund seeks to balance total return and stability over time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's
		statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate
		was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that
		the fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                     Current investment approach

Growth funds                       40%    40%    35%    20%    15%    5%    0%    0%    0%     0%    0%    0%
Growth-and-income funds            40%    35%    35%    35%    30%   25%   25%   20%   15%    10%    5%    0%
Equity-income and balanced funds   15%    20%    20%    20%    20%   25%   30%   30%   35%    35%   35%   40%
Bond funds                          5%     5%    10%    25%    35%   45%   45%   50%   50%    55%   60%   60%

Years to retirement                25     20     15     10      5   Retire  5    10    15     20    25    30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment
		adviser believes could benefit shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the
United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment
		program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's
		investment results can be obtained by visiting americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total return for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total
		returns for various periods compare with different broad measures of market results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest  16.77%(quarter ended June 30, 2009)
Lowest  -19.45%(quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012,
		was 13.48%.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | MSCI All Country World ex USA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Barclays U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses Fee waiver	rr_ExpensesOverAssets	0.87%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,577
Annual Return 2008	rr_AnnualReturn2008	(35.53%)
Annual Return 2009	rr_AnnualReturn2009	31.34%
Annual Return 2010	rr_AnnualReturn2010	12.62%
Annual Return 2011	rr_AnnualReturn2011	(2.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.45%)
Label	rr_AverageAnnualReturnLabel	Share class A
1 Year	rr_AverageAnnualReturnYear01	(7.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses Fee waiver	rr_ExpensesOverAssets	1.65%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	888
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,946
Label	rr_AverageAnnualReturnLabel	Share class R-1
1 Year	rr_AverageAnnualReturnYear01	(3.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses Fee waiver	rr_ExpensesOverAssets	1.57%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	846
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,859
Label	rr_AverageAnnualReturnLabel	Share class R-2
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses Fee waiver	rr_ExpensesOverAssets	1.20%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	371
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,446
Label	rr_AverageAnnualReturnLabel	Share class R-3
1 Year	rr_AverageAnnualReturnYear01	(2.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses Fee waiver	rr_ExpensesOverAssets	0.87%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,063
Label	rr_AverageAnnualReturnLabel	Share class R-4
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses Fee waiver	rr_ExpensesOverAssets	0.57%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	704
Label	rr_AverageAnnualReturnLabel	Share class R-5
1 Year	rr_AverageAnnualReturnYear01	(2.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2035 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses Fee waiver	rr_ExpensesOverAssets	0.53%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.43%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	655
Label	rr_AverageAnnualReturnLabel	Share class R-6
1 Year	rr_AverageAnnualReturnYear01	(2.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R)
American Funds 2030 Target Date Retirement Fund��
Investment objectives
Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least
$25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds 2030 Target Date Retirement Fund(R) (USD $)	Class A		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds 2030 Target Date Retirement Fund(R)		Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.22%	0.99%	0.75%	0.50%	0.25%	none	none
Other expenses		0.15%	0.15%	0.32%	0.19%	0.12%	0.07%	0.03%
Acquired (underlying) fund fees and expenses		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Total annual fund operating expenses		0.87%	1.64%	1.57%	1.19%	0.87%	0.57%	0.53%
Fee waiver	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.77%	1.54%	1.47%	1.09%	0.77%	0.47%	0.43%
[1]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds 2030 Target Date Retirement Fund(R) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	649	827	1,020	1,577
Class R-1	157	508	882	1,935
Class R-2	150	486	846	1,859
Class R-3	111	368	645	1,434
Class R-4	79	268	472	1,063
Class R-5	48	173	308	704
Class R-6	44	160	286	655

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                      Current investment approach

Growth funds                       40%     35%     20%     15%    5%     0%      0%     0%     0%     0%     0%
Growth-and-income funds            35%     35%     35%     30%   25%    25%     20%    15%    10%     5%     0%
Equity-income and balanced funds   20%     20%     20%     20%   25%    30%     30%    35%    35%    35%    40%
Bond funds                          5%     10%     25%     35%   45%    45%     50%    50%    55%    60%    60%

Years to retirement                20      15      10       5   Retire   5      10     15     20     25     30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  16.72%(quarter ended June 30,2009)
Lowest  -19.16%(quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012 was
13.50%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds 2030 Target Date Retirement Fund(R)	Label	1 Year	Since Inception	Inception Date
Class A	Share class A	(7.76%)	(0.81%)	Feb 1, 2007
Class R-1	Share class R-1	(2.88%)	(0.36%)	Feb 1, 2007
Class R-2	Share class R-2	(2.73%)	(0.36%)	Feb 1, 2007
Class R-3	Share class R-3	(2.37%)	0.05%	Feb 1, 2007
Class R-4	Share class R-4	(2.03%)	0.39%	Feb 1, 2007
Class R-5	Share class R-5	(1.86%)	0.67%	Feb 1, 2007
Class R-6	Share class R-6	(1.82%)	13.51%	Jul 13, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	(0.67%)	Feb 1, 2007
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(13.71%)	(3.30%)	Feb 1, 2007
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84%	6.63%	Feb 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2030 Target Date Retirement Fund��
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks
		to balance total return and stability over time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least
$25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71
		of the fund's statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio
		turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that
		the fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                      Current investment approach

Growth funds                       40%     35%     20%     15%    5%     0%      0%     0%     0%     0%     0%
Growth-and-income funds            35%     35%     35%     30%   25%    25%     20%    15%    10%     5%     0%
Equity-income and balanced funds   20%     20%     20%     20%   25%    30%     30%    35%    35%    35%    40%
Bond funds                          5%     10%     25%     35%   45%    45%     50%    50%    55%    60%    60%

Years to retirement                20      15      10       5   Retire   5      10     15     20     25     30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit
		shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall
		investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's
		investment results can be obtained by visiting americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures
		of market results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest  16.72%(quarter ended June 30,2009)
Lowest  -19.16%(quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012 was
		13.50%.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | MSCI All Country World ex USA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Barclays U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,577
Annual Return 2008	rr_AnnualReturn2008	(35.19%)
Annual Return 2009	rr_AnnualReturn2009	31.07%
Annual Return 2010	rr_AnnualReturn2010	12.69%
Annual Return 2011	rr_AnnualReturn2011	(2.15%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.16%)
Label	rr_AverageAnnualReturnLabel	Share class A
1 Year	rr_AverageAnnualReturnYear01	(7.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,935
Label	rr_AverageAnnualReturnLabel	Share class R-1
1 Year	rr_AverageAnnualReturnYear01	(2.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	846
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,859
Label	rr_AverageAnnualReturnLabel	Share class R-2
1 Year	rr_AverageAnnualReturnYear01	(2.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,434
Label	rr_AverageAnnualReturnLabel	Share class R-3
1 Year	rr_AverageAnnualReturnYear01	(2.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,063
Label	rr_AverageAnnualReturnLabel	Share class R-4
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	704
Label	rr_AverageAnnualReturnLabel	Share class R-5
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2030 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.43%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	655
Label	rr_AverageAnnualReturnLabel	Share class R-6
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R)
American Funds 2025 Target Date Retirement Fund��
Investment objectives
Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds 2025 Target Date Retirement Fund(R) (USD $)	Class A		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds 2025 Target Date Retirement Fund(R)		Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.23%	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses		0.14%	0.15%	0.32%	0.20%	0.12%	0.07%	0.03%
Acquired (underlying) fund fees and expenses		0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Total annual fund operating expenses		0.86%	1.64%	1.56%	1.19%	0.86%	0.56%	0.52%
Fee waiver	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.76%	1.54%	1.46%	1.09%	0.76%	0.46%	0.42%
[1]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds 2025 Target Date Retirement Fund(R) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	648	824	1,015	1,566
Class R-1	157	508	882	1,935
Class R-2	149	483	840	1,848
Class R-3	111	368	645	1,434
Class R-4	78	264	467	1,052
Class R-5	47	169	303	692
Class R-6	43	157	281	643

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                         Current investment approach

Growth funds                       35%     20%     15%     5%     0%     0%      0%      0%     0%      0%
Growth-and-income funds            35%     35%     30%    25%    25%    20%     15%     10%     5%      0%
Equity-income and balanced funds   20%     20%     20%    25%    30%    30%     35%     35%    35%     40%
Bond funds                         10%     25%     35%    45%    45%    50%     50%     55%    60%     60%

Years to retirement                15      10       5    Retire   5     10      15      20     25      30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this time period were:

Highest   16.02% (quarter ended June 30, 2009)
Lowest   -18.88% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
12.83%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds 2025 Target Date Retirement Fund(R)	Label	1 Year	Since Inception	Inception Date
Class A	Share class A	(6.99%)	(0.85%)	Feb 1, 2007
Class R-1	Share class R-1	(2.04%)	(0.40%)	Feb 1, 2007
Class R-2	Share class R-2	(1.99%)	(0.40%)	Feb 1, 2007
Class R-3	Share class R-3	(1.61%)	0.02%	Feb 1, 2007
Class R-4	Share class R-4	(1.30%)	0.34%	Feb 1, 2007
Class R-5	Share class R-5	(1.01%)	0.63%	Feb 1, 2007
Class R-6	Share class R-6	(0.97%)	13.26%	Jul 13, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	(0.67%)	Feb 1, 2007
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(13.71%)	(3.30%)	Feb 1, 2007
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84%	6.63%	Feb 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2025 Target Date Retirement Fund��
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks
		to balance total return and stability over time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's
		statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
		fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                         Current investment approach

Growth funds                       35%     20%     15%     5%     0%     0%      0%      0%     0%      0%
Growth-and-income funds            35%     35%     30%    25%    25%    20%     15%     10%     5%      0%
Equity-income and balanced funds   20%     20%     20%    25%    30%    30%     35%     35%    35%     40%
Bond funds                         10%     25%     35%    45%    45%    50%     50%     55%    60%     60%

Years to retirement                15      10       5    Retire   5     10      15      20     25      30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment
		adviser believes could benefit shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits
		into your overall investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's
		investment results can be obtained by visiting americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market
		results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:

Highest   16.02% (quarter ended June 30, 2009)
Lowest   -18.88% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
		12.83%.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | MSCI All Country World ex USA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Barclays U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	824
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,015
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,566
Annual Return 2008	rr_AnnualReturn2008	(34.75%)
Annual Return 2009	rr_AnnualReturn2009	29.43%
Annual Return 2010	rr_AnnualReturn2010	12.24%
Annual Return 2011	rr_AnnualReturn2011	(1.31%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.88%)
Label	rr_AverageAnnualReturnLabel	Share class A
1 Year	rr_AverageAnnualReturnYear01	(6.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,935
Label	rr_AverageAnnualReturnLabel	Share class R-1
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,848
Label	rr_AverageAnnualReturnLabel	Share class R-2
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,434
Label	rr_AverageAnnualReturnLabel	Share class R-3
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,052
Label	rr_AverageAnnualReturnLabel	Share class R-4
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	169
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	303
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	692
Label	rr_AverageAnnualReturnLabel	Share class R-5
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	281
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	643
Label	rr_AverageAnnualReturnLabel	Share class R-6
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R)
American Funds 2020 Target Date Retirement Fund��
Investment objectives
Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds 2020 Target Date Retirement Fund(R) (USD $)	Class A		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds 2020 Target Date Retirement Fund(R)		Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.23%	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses		0.14%	0.15%	0.32%	0.19%	0.12%	0.07%	0.02%
Acquired (underlying) fund fees and expenses		0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Total annual fund operating expenses		0.84%	1.62%	1.54%	1.16%	0.84%	0.54%	0.49%
Fee waiver	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.74%	1.52%	1.44%	1.06%	0.74%	0.44%	0.39%
[1]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds 2020 Target Date Retirement Fund(R) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	646	818	1,005	1,544
Class R-1	155	501	872	1,914
Class R-2	147	477	830	1,826
Class R-3	108	359	629	1,400
Class R-4	76	258	456	1,028
Class R-5	45	163	292	667
Class R-6	40	147	264	606

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                      Current investment approach

Growth funds                         20%      15%      5%     0%      0%     0%      0%      0%      0%
Growth-and-income funds              35%      30%     25%    25%     20%     15%    10%      5%      0%
Equity-income and balanced funds     20%      20%     25%    30%     30%     35%    35%     35%     40%
Bond funds                           25%      35%     45%    45%     50%     50%    55%     60%     60%

Years to retirement                  10        5     Retire   5      10      15     20      25      30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuer is domiciled or operates, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United
States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company.
Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment result
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this time period were:

Highest   14.87% (quarter ended June 30, 2009)
Lowest   -17.32% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
10.81%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds 2020 Target Date Retirement Fund(R)	Label	1 Year	Since Inception	Inception Date
Class A	Share class A	(4.99%)	(0.46%)	Feb 1, 2007
Class R-1	Share class R-1	0.06%	0.01%	Feb 1, 2007
Class R-2	Share class R-2	0.10%	0.02%	Feb 1, 2007
Class R-3	Share class R-3	0.46%	0.42%	Feb 1, 2007
Class R-4	Share class R-4	0.77%	0.75%	Feb 1, 2007
Class R-5	Share class R-5	1.06%	1.04%	Feb 1, 2007
Class R-6	Share class R-6	1.10%	12.98%	Jul 13, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	(0.67%)	Feb 1, 2007
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(13.71%)	(3.30%)	Feb 1, 2007
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84%	6.63%	Feb 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2020 Target Date Retirement Fund��
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks
		to balance total return and stability over time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's
		statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
		fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                      Current investment approach

Growth funds                         20%      15%      5%     0%      0%     0%      0%      0%      0%
Growth-and-income funds              35%      30%     25%    25%     20%     15%    10%      5%      0%
Equity-income and balanced funds     20%      20%     25%    30%     30%     35%    35%     35%     40%
Bond funds                           25%      35%     45%    45%     50%     50%    55%     60%     60%

Years to retirement                  10        5     Retire   5      10      15     20      25      30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment
		adviser believes could benefit shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuer is domiciled or operates, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United
States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company.
Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits
		into your overall investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment result
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's
		investment results can be obtained by visiting americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market
		results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:

Highest   14.87% (quarter ended June 30, 2009)
Lowest   -17.32% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
		10.81%.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | MSCI All Country World ex USA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Barclays U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,005
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,544
Annual Return 2008	rr_AnnualReturn2008	(32.46%)
Annual Return 2009	rr_AnnualReturn2009	26.79%
Annual Return 2010	rr_AnnualReturn2010	10.84%
Annual Return 2011	rr_AnnualReturn2011	0.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.32%)
Label	rr_AverageAnnualReturnLabel	Share class A
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	501
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Label	rr_AverageAnnualReturnLabel	Share class R-1
1 Year	rr_AverageAnnualReturnYear01	0.06%
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	830
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,826
Label	rr_AverageAnnualReturnLabel	Share class R-2
1 Year	rr_AverageAnnualReturnYear01	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	629
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,400
Label	rr_AverageAnnualReturnLabel	Share class R-3
1 Year	rr_AverageAnnualReturnYear01	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,028
Label	rr_AverageAnnualReturnLabel	Share class R-4
1 Year	rr_AverageAnnualReturnYear01	0.77%
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	667
Label	rr_AverageAnnualReturnLabel	Share class R-5
1 Year	rr_AverageAnnualReturnYear01	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2020 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	606
Label	rr_AverageAnnualReturnLabel	Share class R-6
1 Year	rr_AverageAnnualReturnYear01	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	12.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R)
American Funds 2015 Target Date Retirement Fund��
Investment objectives
Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds 2015 Target Date Retirement Fund(R) (USD $)	Class A		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds 2015 Target Date Retirement Fund(R)		Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.24%	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses		0.15%	0.15%	0.32%	0.20%	0.12%	0.07%	0.03%
Acquired (underlying) fund fees and expenses		0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Total annual fund operating expenses		0.83%	1.59%	1.51%	1.14%	0.81%	0.51%	0.47%
Fee waiver	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.73%	1.49%	1.41%	1.04%	0.71%	0.41%	0.37%
[1]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds 2015 Target Date Retirement Fund(R) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	645	815	1,000	1,533
Class R-1	152	492	856	1,881
Class R-2	144	467	814	1,793
Class R-3	106	352	618	1,377
Class R-4	73	249	440	992
Class R-5	42	153	275	631
Class R-6	38	141	253	582

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                      Current investment approach

Growth funds                         15%      5%      0%      0%      0%      0%      0%      0%
Growth-and-income funds              30%     25%     25%     20%     15%     10%      5%      0%
Equity-income and balanced funds     20%     25%     30%     30%     35%     35%     35%     40%
Bond funds                           35%     45%     45%     50%     50%     55%     60%     60%

Years to retirement                   5     Retire    5      10      15      20      25      30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages the underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this time period were:

Highest   13.47% (quarter ended June 30, 2009)
Lowest   -15.28% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
9.77%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds 2015 Target Date Retirement Fund(R)	Label	1 Year	Since Inception	Inception Date
Class A	Share class A	(4.03%)	0.09%	Feb 1, 2007
Class R-1	Share class R-1	1.13%	0.57%	Feb 1, 2007
Class R-2	Share class R-2	1.30%	0.61%	Feb 1, 2007
Class R-3	Share class R-3	1.66%	0.99%	Feb 1, 2007
Class R-4	Share class R-4	1.97%	1.32%	Feb 1, 2007
Class R-5	Share class R-5	2.26%	1.64%	Feb 1, 2007
Class R-6	Share class R-6	2.31%	12.56%	Jul 13, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	(0.67%)	Feb 1, 2007
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(13.71%)	(3.30%)	Feb 1, 2007
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84%	6.63%	Feb 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2015 Target Date Retirement Fund��
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks
		to balance total return and stability over time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's
		statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
		fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                      Current investment approach

Growth funds                         15%      5%      0%      0%      0%      0%      0%      0%
Growth-and-income funds              30%     25%     25%     20%     15%     10%      5%      0%
Equity-income and balanced funds     20%     25%     30%     30%     35%     35%     35%     40%
Bond funds                           35%     45%     45%     50%     50%     55%     60%     60%

Years to retirement                   5     Retire    5      10      15      20      25      30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment
		adviser believes could benefit shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages the underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits
		into your overall investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's
		investment results can be obtained by visiting americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market
		results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:

Highest   13.47% (quarter ended June 30, 2009)
Lowest   -15.28% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
		9.77%.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | MSCI All Country World ex USA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Barclays U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	815
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,000
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,533
Annual Return 2008	rr_AnnualReturn2008	(29.08%)
Annual Return 2009	rr_AnnualReturn2009	24.58%
Annual Return 2010	rr_AnnualReturn2010	9.86%
Annual Return 2011	rr_AnnualReturn2011	1.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.28%)
Label	rr_AverageAnnualReturnLabel	Share class A
1 Year	rr_AverageAnnualReturnYear01	(4.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,881
Label	rr_AverageAnnualReturnLabel	Share class R-1
1 Year	rr_AverageAnnualReturnYear01	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	467
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	814
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,793
Label	rr_AverageAnnualReturnLabel	Share class R-2
1 Year	rr_AverageAnnualReturnYear01	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,377
Label	rr_AverageAnnualReturnLabel	Share class R-3
1 Year	rr_AverageAnnualReturnYear01	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	992
Label	rr_AverageAnnualReturnLabel	Share class R-4
1 Year	rr_AverageAnnualReturnYear01	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	631
Label	rr_AverageAnnualReturnLabel	Share class R-5
1 Year	rr_AverageAnnualReturnYear01	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2015 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.47%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	253
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	582
Label	rr_AverageAnnualReturnLabel	Share class R-6
1 Year	rr_AverageAnnualReturnYear01	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R)
American Funds 2010 Target Date Retirement Fund��
Investment objectives
Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds 2010 Target Date Retirement Fund(R) (USD $)	Class A		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds 2010 Target Date Retirement Fund(R)		Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.24%	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses		0.15%	0.15%	0.33%	0.20%	0.12%	0.07%	0.03%
Acquired (underlying) fund fees and expenses		0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Total annual fund operating expenses		0.82%	1.58%	1.51%	1.13%	0.80%	0.50%	0.46%
Fee waiver	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.72%	1.48%	1.41%	1.03%	0.70%	0.40%	0.36%
[1]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds 2010 Target Date Retirement Fund(R) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	644	812	995	1,521
Class R-1	151	489	851	1,870
Class R-2	144	467	814	1,793
Class R-3	105	349	613	1,366
Class R-4	72	245	434	980
Class R-5	41	150	270	619
Class R-6	37	138	248	569

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund's investment allocation will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                 Current investment approach

Growth funds                        5%      0%       0%      0%      0%      0%      0%
Growth-and-income funds            25%     25%      20%     15%     10%      5%      0%
Equity-income and balanced funds   25%     30%      30%     35%     35%     35%     40%
Bond funds                         45%     45%      50%     50%     55%     60%     60%

Years to retirement                Retire   5       10      15      20      25      30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages the underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this time period were:

Highest   12.72% (quarter ended June 30, 2009)
Lowest   -14.15% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
8.91%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds 2010 Target Date Retirement Fund(R)	Label	1 Year	Since Inception	Inception Date
Class A	Share class A	(2.63%)	0.44%	Feb 1, 2007
Class R-1	Share classes R-1	2.62%	0.94%	Feb 1, 2007
Class R-2	Share classes R-2	2.68%	0.94%	Feb 1, 2007
Class R-3	Share classes R-3	3.03%	1.34%	Feb 1, 2007
Class R-4	Share classes R-4	3.36%	1.67%	Feb 1, 2007
Class R-5	Share classes R-5	3.76%	1.99%	Feb 1, 2007
Class R-6	Share classes R-6	3.71%	12.64%	Jul 13, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	(0.67%)	Feb 1, 2007
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(13.71%)	(3.30%)	Feb 1, 2007
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84%	6.63%	Feb 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2010 Target Date Retirement Fund��
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks
		to balance total return and stability over time.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's
		statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
		fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund's investment allocation will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                 Current investment approach

Growth funds                        5%      0%       0%      0%      0%      0%      0%
Growth-and-income funds            25%     25%      20%     15%     10%      5%      0%
Equity-income and balanced funds   25%     30%      30%     35%     35%     35%     40%
Bond funds                         45%     45%      50%     50%     55%     60%     60%

Years to retirement                Retire   5       10      15      20      25      30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment
		adviser believes could benefit shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages the underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits
		into your overall investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's
		investment results can be obtained by visiting americanfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market
		results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:

Highest   12.72% (quarter ended June 30, 2009)
Lowest   -14.15% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
		8.91%.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | MSCI All Country World ex USA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Barclays U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	644
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	812
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,521
Annual Return 2008	rr_AnnualReturn2008	(27.45%)
Annual Return 2009	rr_AnnualReturn2009	23.34%
Annual Return 2010	rr_AnnualReturn2010	9.50%
Annual Return 2011	rr_AnnualReturn2011	3.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.15%)
Label	rr_AverageAnnualReturnLabel	Share class A
1 Year	rr_AverageAnnualReturnYear01	(2.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	851
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,870
Label	rr_AverageAnnualReturnLabel	Share classes R-1
1 Year	rr_AverageAnnualReturnYear01	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	467
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	814
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,793
Label	rr_AverageAnnualReturnLabel	Share classes R-2
1 Year	rr_AverageAnnualReturnYear01	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	613
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,366
Label	rr_AverageAnnualReturnLabel	Share classes R-3
1 Year	rr_AverageAnnualReturnYear01	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	980
Label	rr_AverageAnnualReturnLabel	Share classes R-4
1 Year	rr_AverageAnnualReturnYear01	3.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	150
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	270
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	619
Label	rr_AverageAnnualReturnLabel	Share classes R-5
1 Year	rr_AverageAnnualReturnYear01	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
American Funds 2010 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund(R) | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.46%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	248
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	569
Label	rr_AverageAnnualReturnLabel	Share classes R-6
1 Year	rr_AverageAnnualReturnYear01	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	12.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.